    As filed with the Securities and Exchange Commission on October 10, 2000.
                                                              File No. 333-35000
                                                                       811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                          [ ]
                                    ---
         Post-Effective Amendment No. 1                       [X]
                                     ---

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.    25                                  [X]
                      ----------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

        _____ immediately upon filing pursuant to paragraph (b) of Rule 485
        __X__ on November 6, 2000 pursuant to paragraph (b) of Rule 485
        _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        _____ on _________, 2000 pursuant to paragraph (a)(1) of Rule 485
        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-35000), as filed on July 7, 2000 and declared effective on July 17, 2000.

A Supplement to the Prospectus, dated November 6, 2000 is included in Part A of this Post-Effective Amendment.

HARTFORD SELECT LEADERS
SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 6, 2000
TO THE PROSPECTUS DATED JULY 17, 2000                         [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account is added to the cover page of the prospectus immediately following Active International Allocation Sub-Account:

- TECHNOLOGY SUB-ACCOUNT which purchases shares of Technology Portfolio of The Universal Institutional Funds, Inc.

The table of Annual Fund Operating Expenses is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                               TOTAL FUND
                                                                                                                OPERATING
                                                                                                OTHER           EXPENSES
                                                   MANAGEMENT FEES   12B-1 DISTRIBUTION       EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY   AND/OR SERVICING FEES  (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)       (INCLUDING WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)
 ----------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
   INVESTMENT SERIES:
 Money Market Portfolio                                   0.50%                0.25%              0.04%             0.79%
 ----------------------------------------------------------------------------------------------------------------------------
 Diversified Income Portfolio                             0.40%                0.25%              0.08%             0.73%
 ----------------------------------------------------------------------------------------------------------------------------
 Balanced Growth Portfolio                                0.60%                0.25%              0.04%             0.89%
 ----------------------------------------------------------------------------------------------------------------------------
 Utilities Portfolio                                      0.65%                0.25%              0.05%             0.95%
 ----------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Portfolio                                0.58%                0.25%              0.02%             0.85%
 ----------------------------------------------------------------------------------------------------------------------------
 Value-Added Market Portfolio                             0.50%                0.25%              0.05%             0.80%
 ----------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                                         0.80%                0.25%              0.10%             1.15%
 ----------------------------------------------------------------------------------------------------------------------------
 American Opportunities Portfolio                         0.62%                0.25%              0.04%             0.91%
 ----------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Portfolio (formerly Mid-Cap
   Growth) (1)                                            0.75%                0.25%              0.17%             1.17%
 ----------------------------------------------------------------------------------------------------------------------------
 Global Equity Portfolio                                  1.00%                0.25%              0.08%             1.33%
 ----------------------------------------------------------------------------------------------------------------------------
 Developing Growth Portfolio                              0.50%                0.25%              0.08%             0.83%
 ----------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
 High Yield Portfolio (2)                                 0.50%                 N/A               0.61%             1.11%
 ----------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio (2)                              0.75%                 N/A               0.62%             1.37%
 ----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio (2)                      0.80%                 N/A               0.98%             1.78%
 ----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio (2)                    1.25%                 N/A               1.37%             2.62%
 ----------------------------------------------------------------------------------------------------------------------------
 Fixed Income Portfolio (2)                               0.40%                 N/A               0.56%             0.96%
 ----------------------------------------------------------------------------------------------------------------------------
 Active International Allocation Portfolio (2)            0.80%                 N/A               1.83%             2.63%
 ----------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio (2)                                 0.80%                 N/A              11.77%            12.57%
 ----------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Strategic Stock Portfolio (3) (12)                       0.50%                0.25%              0.41%             1.16%
 ----------------------------------------------------------------------------------------------------------------------------
 Enterprise Portfolio (3)(12)                             0.50%                0.25%              0.12%             0.87%
 ----------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES:
 American Funds Global Growth Fund                        0.68%                0.25%              0.03%             0.96%
 ----------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Fund          0.79%                0.25%              0.03%             1.07%
 ----------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                               0.38%                0.25%              0.01%             0.64%
 ----------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund                        0.34%                0.25%              0.01%             0.60%
 ----------------------------------------------------------------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                               TOTAL FUND
                                                                                                                OPERATING
                                                                                                OTHER           EXPENSES
                                                   MANAGEMENT FEES   12B-1 DISTRIBUTION       EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY   AND/OR SERVICING FEES  (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)       (INCLUDING WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)
 ----------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund                        0.55%                0.25%              0.05%             0.85%
 ----------------------------------------------------------------------------------------------------------------------------
 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
   TRUST:
 MFS-Registered Trademark- Capital Opportunities
   Series (7)(8)                                          0.75%                 N/A               0.16%             0.91%
 ----------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth
   Series (7)                                             0.75%                 N/A               0.09%             0.84%
 ----------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Growth Series (7)(8)           0.75%                 N/A               0.16%             0.91%
 ----------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Growth with Income
   Series (7)                                             0.75%                 N/A               0.13%             0.88%
 ----------------------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return
   Series (7)                                             0.75%                 N/A               0.15%             0.90%
 ----------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Small Cap Fund -- Class 2 (4)(5)                0.55%                0.25%              0.27%             1.07%
 ----------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund (6)            0.43%                 N/A               0.32%             0.75%
 ----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 (4)(9)          0.60%                0.25%              0.19%             1.04%
 ----------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Equity Fund --
   Class 1 (10)                                           1.25%                 N/A               0.31%             1.56%
 ----------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2
   (4)(11)                                                0.83%                0.25%              0.05%             1.13%
 ----------------------------------------------------------------------------------------------------------------------------

(1) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors, Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The expense ratios for the Active International Allocation Portfolio and Technology Portfolio are annualized. Including these reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                 TOTAL FUND
                                                         OTHER   OPERATING
    PORTFOLIO                           MANAGEMENT FEES EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    High Yield                                 0.19%     0.61%      0.80%
    -----------------------------------------------------------------------
    Mid-Cap Value                              0.43%     0.62%      1.05%
    -----------------------------------------------------------------------
    Emerging Markets Debt                      0.45%     0.98%      1.43%
    -----------------------------------------------------------------------
    Emerging Markets Equity                    0.42%     1.37%      1.79%
    -----------------------------------------------------------------------
    Fixed Income                               0.14%     0.56%      0.70%
    -----------------------------------------------------------------------
    Active International Allocation            0.00%     1.15%      1.15%
    -----------------------------------------------------------------------
    Technology Portfolio                       0.00%     1.15%      1.15%
    -----------------------------------------------------------------------

(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management, Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including in the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:

                                                                 TOTAL FUND
                                                         OTHER   OPERATING
    PORTFOLIO                           MANAGEMENT FEES EXPENSES  EXPENSES
    -----------------------------------------------------------------------
    Strategic Stock                            0.24%     0.41%      0.65%
    -----------------------------------------------------------------------
    Enterprise                                 0.47%     0.13%      0.60%
    -----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(5) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On
    February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                             TOTAL FUND
                                                                     OTHER   OPERATING
                                        MANAGEMENT FEES  12B-1 FEES EXPENSES  EXPENSES
    -----------------------------------------------------------------------------------
    Franklin Strategic Income
      Securities Fund                          0.43%         N/A     0.52%      0.95%
    -----------------------------------------------------------------------------------

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                             TOTAL FUND
                                                                     OTHER   OPERATING
                                        MANAGEMENT FEES  12B-1 FEES EXPENSES  EXPENSES
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Capital
      Opportunities Series                     0.75%         N/A     0.15%      0.90%
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Emerging
      Growth Series                            0.75%         N/A     0.08%      0.83%
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Growth
      Series                                   0.75%         N/A     0.15%      0.90%
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Growth
      with Income Series                       0.75%         N/A     0.12%      0.87%
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Total
      Return Series                            0.75%         N/A     0.14%      0.89%
    -----------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least
    May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                             TOTAL FUND
                                                                     OTHER   OPERATING
                                        MANAGEMENT FEES  12B-1 FEES EXPENSES  EXPENSES
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Capital
      Opportunities Series                     0.75%         N/A     0.27%      1.02%
    -----------------------------------------------------------------------------------
    MFS-Registered Trademark- Growth
      Series                                   0.75%         N/A     0.71       1.46%
    -----------------------------------------------------------------------------------

(9) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On February 8, 2000, shareholders approved a merger and a reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of the new fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(11) On February 8, 2000, a merger and a reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(12) Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares.

The following table is added immediately after the Example that assumes the Optional Death Benefit is NOT selected:

                 If you Surrender your Contract at the      If you annuitize your Contract at the
                 end of the applicable time period you      end of the applicable time period you
                 would pay the following expenses on        would pay the following expenses on
                 a $1,000 investment, assuming a 5%         a $1,000 investment, assuming a 5%
                 annual return on assets:                   annual return on assets:
 SUB-ACCOUNT      1 YEAR    3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 --------------------------------------------------------------------------------------------------
 Technology        $206      $ 435     N/A       N/A          $144     $ 394     N/A       N/A
 --------------------------------------------------------------------------------------------------

                  If you do not Surrender your
                  Contract, you would pay the
                  following expenses on a $1,000
                  investment, assuming a 5% annual
                  return on assets:
 SUB-ACCOUNT      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------
 Technology        $145     $395     N/A      N/A
 --------------------------------------------------------------

The following table is added immediately after the Example that assumes the Optional Death Benefit is selected:

                 If you Surrender your Contract at the      If you annuitize your Contract at the
                 end of the applicable time period you      end of the applicable time period you
                 would pay the following expenses on        would pay the following expenses on
                 a $1,000 investment, assuming a 5%         a $1,000 investment, assuming a 5%
                 annual return on assets:                   annual return on assets:
 SUB-ACCOUNT      1 YEAR    3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 --------------------------------------------------------------------------------------------------
 Technology        $207      $ 439     N/A       N/A          $146     $ 398     N/A       N/A
 --------------------------------------------------------------------------------------------------

                  If you do not Surrender your
                  Contract, you would pay the
                  following expenses on a $1,000
                  investment, assuming a 5% annual
                  return on assets:
 SUB-ACCOUNT      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ---------------
 Technology        $146     $398     N/A      N/A
 -------------------------------------------------------------------------

Under "The Portfolios" section, the following is added at the end of the sub-section "The Universal Institutional Funds, Inc.":

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to identify significant long-term technology trends and invest primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

Under "The Portfolios" section, under sub-section entitled "The Investment Advisers," the fifth paragraph is deleted and replaced with the following:

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, and Technology Portfolio. As the investment adviser, MSDW Investment Management provides investment advice and portfolio management services for Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, and Technology Portfolio subject to the supervision of The Universal Institutional Funds, Inc.'s Board of Directors.

333-35000
HV-2711

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  All financial statements included in Part A and Part B.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (2)

          (3)  (b) Form of the Sales Agreement. (2)

          (4)  Individual Flexible Premium Variable Annuity Contract. (1)

          (5)  Form of Application. (1)

          (6)  (a) Articles of Incorporation of Hartford. (3)

               (b) Bylaws of Hartford. (1)

          (7)  Not applicable.

          (8) Form of Share Purchase Agreement by the registrant and Dean Witter Select Dimensions Investment Series. (1)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

----------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 4, to the Registration Statement File No. 33-80738, filed on April 14, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior  Vice  President,   General  Counsel  and  Corporate   Secretary,
                                             Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of August 31, 2000, there were 4,769 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One
    Hartford Life Insurance Company - Separate Account Two
    Hartford Life Insurance Company - Separate Account Two
       (DC Variable Account I)
    Hartford Life Insurance Company - Separate Account Two
       (DC Variable Account II)
    Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

    Hartford Life Insurance Company - Separate Account Two
       (Variable Account "A")
    Hartford Life Insurance Company - Separate Account Two (NQ Variable Account) Hartford Life Insurance Company - Putnam Capital Manager Trust Separate
       Account
    Hartford Life Insurance Company - Separate Account Three
    Hartford Life Insurance Company - Separate Account Five
    Hartford Life Insurance Company - Separate Account Seven
    Hartford Life and Annuity Insurance Company - Separate Account One
    Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
       Separate Account Two
    Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five
    Hartford Life and Annuity Insurance Company - Separate Account Six
    Hartford Life and Annuity Insurance Company - Separate Account Seven
    Hart Life Insurance Company - Separate Account One
    Hart Life Insurance Company - Separate Account Two
    American Maturity Life Insurance Company - Separate Account AMLVA
    Servus Life Insurance Company - Separate Account One
    Servus Life Insurance Company - Separate Account Two

    (b)  Directors and Officers of HSD

                                       Positions and Offices
          Name                         With Underwriter
         ------                        ----------------
         David A. Carlson              Vice President
         Peter W. Cummins              Senior Vice President
         David T. Foy                  Treasurer
         Lynda Godkin                  Senior Vice President, General Counsel
                                       and Corporate Secretary
         George R. Jay                 Controller
         Robert A. Kerzner             Executive Vice President
         Thomas M. Marra               Executive Vice President, Director
         Paul E. Olson                 Supervising Registered Principal
         Lowndes A. Smith              President and Chief Executive Officer,
                                       Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of October, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
       (Registrant)

By:    Thomas M. Marra                        *By: /s/ Thomas S. Clark
       -------------------------------            ---------------------------
       Thomas M. Marra, President*                 Thomas S. Clark
                                                   Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
       (Depositor)

By:    Thomas M. Marra
       -------------------------------
       Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*                   *By: /s/ Thomas S. Clark
                                                            --------------------
Lowndes A. Smith, Chief Executive Officer, Director*        Thomas S. Clark
Raymond P. Welnicki, Senior Vice President,                 Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,           Date:  October 10, 2000
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Power of Attorney

(16) Organizational Chart